Stock-Based Compensation (Narrative) (Detail) - Successor $ / shares in Units, $ in Millions	3 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Reduction in exercise price | $ / shares	$ 2.32
Share based compensation, Dividend yield	0.00%
Share based compensation, exercise period	4 years
Share based compensation, expiration period	10 years
Unrecognized stock-based compensation expense | $	$ 32
Unrecognized stock-based compensation expense to be recognized in period, years	3 years 9 months 18 days
Stock Compensation Plan [Member] | Vistra Energy 2016 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
common stock issued for non-employees | shares	22,500,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Unrecognized stock-based compensation expense | $	$ 32
Unrecognized stock-based compensation expense to be recognized in period, years	3 years 9 months 18 days
Stock Granted, RSU | shares	2,165,000